Securities	12 Months Ended
Jun. 30, 2021
Investments, Debt and Equity Securities [Abstract]
SECURITIES

NOTE B - SECURITIES

The following table summarizes the amortized cost and fair value of the available for sale securities and held to maturity investment securities portfolio at June 30, 2021 and 2020 and the corresponding amounts of gross unrealized or unrecognized gains and losses. Unrealized gains or losses apply to available-for-sale securities and are recognized in accumulated other comprehensive income, while unrecognized gains or losses on held-to-maturity securities are not recognized in the financial statements. The gains and losses are as follows:

	2021
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value
Available-for-sale Securities
Agency mortgage-backed residential	$33	$-	$-	$33

Held-to-maturity Securities
Agency mortgage-backed: residential	$462	$16	$2	$476

	2020
(in thousands)	Amortized cost	Gross unrealized/ unrecognized gains	Gross unrealized/ unrecognized losses	Estimated fair value
Available-for-sale Securities
Agency bonds	$500	$3	$-	$503
Agency mortgage-backed: residential	38	-	-	38
	$538	$3	$-	$541

Held-to-maturity Securities
Agency mortgage-backed: residential	$598	$16	$3	$611

At June 30, 2021, the Company’s debt securities consisted of mortgage-backed securities, which do not have a single maturity date. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Securities without a single maturity, primarily mortgage-backed, are not shown.

There were no sales of securities during the fiscal year ended June 30, 2021 or 2020. At June 30, 2021 the Company had $258,000 in held-to-maturity mortgage-backed securities with gross unrealized losses of $2,000, while at June 30, 2020, the Company had $67,000 in held-to-maturity mortgage-backed securities with gross unrealized losses of $3,000. Unrealized losses on agency mortgage-backed securities have not been recognized into income because they are of high credit quality (rated AA or higher), management does not intend to sell and it is likely that management will not be required to sell the securities prior to their anticipated recovery, and the decline in fair value is largely due to changes in interest rates and other market conditions. The fair value is expected to recover as the investments reach maturity.

At June 30, 2021 and 2020, pledged securities totaled $1.8 million and $1.9 million, respectively. At June 30, 2021 and 2020, the pledged total included time deposits and/or overnight deposits of $1.5 million and $1.5 million, respectively.